UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



             Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  399 Park Avenue, 16th Floor
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald E. Morgan, III
Title:  Managing Member
Phone:  (212) 745-9700


Signature, Place and Date of Signing:

/s/ Donald E. Morgan, III       New York, NY              November 15, 2010
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total:  $587,940
                                         (thousands)


List of Other Included Managers:

Form 13F File Number     Name

1. 028-12821             Brigade Leveraged Capital Structures Fund Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2010



COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6     COLUMN 7      COLUMN 8

                                TITLE                      VALUE       SHRS OR  SH/ PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS            CUSIP    (X1000)     PRN AMT  PRN CALL  DISCRETION    MNGRS   SOLE     SHARED NONE
ALLIANCE HEALTHCARE SRVCS IN COM NEW            018606202    4,772    1,042,000 SH       Shared-Defined   1     1,042,000
AMYLIN PHARMACEUTICALS INC   NOTE 3.000%  6/ 1  032346AF5   12,481   13,715,000 SH       Shared-Defined   1    13,715,000
APACHE CORP                  COM                037411105   16,661      170,430 SH       Shared-Defined   1       170,430
BOISE INC                    COM                09746Y105    3,245      500,000 SH       Shared-Defined   1       500,000
BP PLC                       SPONSORED AD R     055622104    7,411      180,000     Call Shared-Defined   1       180,000
CARDTRONICS INC              COM                14161H108   20,570    1,334,000 SH       Shared-Defined   1     1,334,000
CARDTRONICS INC              COM                14161H108    2,089      135,500     Call Shared-Defined   1       135,500
CASEYS GEN STORES INC        COM                147528103    1,253       30,000     Put  Shared-Defined   1        30,000
M&F WORLDWIDE CORP           COM                552541104    5,479      225,000 SH       Shared-Defined   1       225,000
COGENT INC                   COM                19239Y108    2,660      250,000 SH       Shared-Defined   1       250,000
COMMSCOPE INC                NOTE 3.250% 7/0    203372AG2   12,840   11,300,000 SH       Shared-Defined   1    11,300,000
FRONTIER OIL CORP            COM                35914P105    3,484      260,000     Call Shared-Defined   1       260,000
GLOBAL INDS LTD              DBCV 2.750% 8/0    379336AE0      398      565,000 SH       Sole                     565,000
GLOBAL INDS LTD              DBCV 2.750% 8/0    379336AE0    8,188   11,635,000 SH       Shared-Defined   1    11,635,000
GMX RES INC                  NOTE 4.500% 5/0    38011MAJ7   12,850   20,000,000 SH       Shared-Defined   1    20,000,000
GOLDMAN SACHS GROUP INC      COM                38141G104   21,687      150,000     Put  Shared-Defined   1       150,000
HOLOGIC INC                  FRNT 2.000%12/1    436440AA9    5,199    5,620,000 SH       Sole                   5,620,000
HOLOGIC INC                  FRNT 2.000%12/1    436440AA9   20,979   22,680,000 SH       Shared-Defined   1    22,680,000
INTEROIL CORP                COM                460951106    6,844      100,000     Put  Shared-Defined   1       100,000
ISHARES TR                   RUSSELL 2000       464287655   81,000    1,200,000     Put  Shared-Defined   1     1,200,000
KENDLE INTERNATIONAL INC     NOTE 3.375% 7/1    48880LAA5   32,941   35,660,000 SH       Shared-Defined   1    35,660,000
KENDLE INTERNATIONAL INC     NOTE 3.375% 7/1    48880LAA5      333      360,000 SH       Sole                     360,000
LIBERTY MEDIA CORP           DEB 4.000%11/1     530715AG6    3,139    5,495,000 SH       Sole                   5,495,000
LIBERTY MEDIA CORP           DEB 4.000%11/1     530715AG6   15,572   27,260,000 SH       Shared-Defined   1    27,260,000
LIBERTY MEDIA CORP NEW       LIB STAR COM A     53071M708   12,986      200,000 SH       Shared-Defined   1       200,000
LINCOLN NATL CORP IND        COM                534187109      598       25,000 SH       Shared-Defined   1        25,000
LIVE NATION ENTERTAINMENT IN COM                538034109    7,133      721,946 SH       Shared-Defined   1       721,946
LIZ CLAIBORNE INC            COM                539320101    6,080    1,000,000 SH       Shared-Defined   1     1,000,000
MONSANTO CO NEW              COM                61166W101    1,198       25,000 SH       Shared-Defined   1        25,000
MTR GAMING GROUP INC         COM                553769100    4,619    2,670,022 SH       Shared-Defined   1     2,670,022
NEWFIELD EXPL CO             COM                651290108    6,778      118,000 SH       Shared-Defined   1       118,000
PIONEER DRILLING CO          COM                723655106    1,117      175,000 SH       Shared-Defined   1       175,000
POTASH CORP SASK INC         COM                73755L107    9,009       62,548 SH       Shared-Defined   1        62,548
REGAL ENTMT GROUP            CL A               758766109    9,512      725,000 SH       Shared-Defined   1       725,000
SKILLED HEALTHCARE GROUP INC CL A               83066R107    4,345    1,105,594 SH       Shared-Defined   1     1,105,594
SMURFIT-STONE CONTAINER CORP COM                83272A104   32,277    1,757,044 SH       Shared-Defined   1     1,757,044
SMURFIT-STONE CONTAINER CORP COM                83272A104      186       10,137 SH       Sole                      10,137
SPANSION INC                 COM CL A NEW       84649R200      640       42,754 SH       Shared-Defined   1        42,754
SPDR S&P 500 ETF TR          TR UNIT            78462F103    1,826          160 SH       Sole                         160
SPDR S&P 500 ETF TR          TR UNIT            78462F103   68,478        6,000 SH       Shared-Defined   1         6,000
SPDR S&P 500 ETF TR          TR UNIT            78462F103  102,717        9,000 SH       Shared-Defined   1         9,000
TITAN INTL INC ILL           COM                88830M102   11,078      816,350 SH       Shared-Defined   1       816,350
TIVO INC                     COM                888706108    1,359        1,500 SH       Shared-Defined   1         1,500
WESTERN REFNG INC            COM                959319104    3,930      750,000 SH       Shared-Defined   1       750,000

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